LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 80	$ 75	$ 163	$ 151
LP Units
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	92	88	185	178
Brookfield Asset Management | LP Units
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	29	27	58	55
Public shareholders | LP Units
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 63	$ 61	$ 127	$ 123